Note 11 - Income Tax - Schedule of Deferred Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Deferred tax assets	$ 2,865	$ 2,088
Deferred tax liabilities	(18)	(6)
Deferred tax liability (asset)	$ 2,847	$ 2,082	$ 3,673